Share-based compensation - DSUs and RSUs granted (Details)	6 Months Ended
Jun. 30, 2023 shares $ / shares
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units - beginning of period (in shares) | shares	87,222
Granted (in shares) | shares	3,391
Number of units - end of period (in shares) | shares	90,613
DSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in cad per share) | $ / shares	$ 43.93
DSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in cad per share) | $ / shares	$ 53.15
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units - beginning of period (in shares) | shares	103,626
Granted (in shares) | shares	116,301
Released (in shares) | shares	(18,442)
Forfeited (in shares) | shares	(30,076)
Number of units - end of period (in shares) | shares	171,409
RSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in cad per share) | $ / shares	$ 43.55
Weighted average exercise price of units released (in cad per share) | $ / shares	42.24
Weighted average exercise price of units forfeited (in cad per share) | $ / shares	42.24
RSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in cad per share) | $ / shares	52.38
Weighted average exercise price of units released (in cad per share) | $ / shares	86.38
Weighted average exercise price of units forfeited (in cad per share) | $ / shares	$ 86.38